UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number: 028-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne Cooperman
Title:  President
Phone:  (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York            February 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  89

Form 13F Information Table Value Total:  $1,850,752
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.  Form 13F File Number            Name

1.   028-13397                       Cobalt Offshore Master Fund LP*
2.   028-10572                       Cobalt Partners, L.P.
3.   028-12326                       Cobalt Partners II, L.P.
    -----------------------          ------------------------------------

*Cobalt Offshore Master Fund LP ("COMF") is the successor to all Section 13(f) securities previously held by Cobalt Offshore Fund Limited (Form 13F File
Number: 028-10571; CIK: 0001071570) ("COF"). As a result, COMF has succeeded to the Form 13F filing obligations of COF.



                                   FORM 13F INFORMATION TABLE




COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6        COL 7       COLUMN 8

                                                           VALUE     SHS OR     SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT    PRN CALL  DISCRETION      MGRS     SOLE  SHARED NONE
--------------                --------------    -----      --------  -------    --- ----  ----------      ----     ----  ------ ----
ACE LTD                       COM               H0023R105   53,225   1,056,050  SH        SHARED-DEFINED  1, 2, 3   1,056,050
ADVANCED MICRO DEVICES INC    NOTE 5.750% 8/1   007903AN7   28,556   29,000,000 PRN       SHARED-DEFINED  1, 2, 3  29,000,000
AMERICAN TOWER CORP           CL A              029912201   12,793      296,070 SH        SHARED-DEFINED  1, 2, 3     296,070
AMERICAN TOWER CORP           NOTE 5.000% 2/1   029912AF9    3,805    3,805,000 PRN       SHARED-DEFINED  1, 2, 3   3,805,000
APACHE CORP                   COM               037411105   47,561      461,000 SH        SHARED-DEFINED  1, 2, 3     461,000
APOLLO GROUP INC              CL A              037604105   19,224      317,334 SH        SHARED-DEFINED  1, 2, 3     317,334
APOLLO INVT CORP              COM               03761U106   12,659    1,326,889 SH        SHARED-DEFINED  1, 2, 3   1,326,889
APPLE INC                     COM               037833100    4,215       20,000 SH        SHARED-DEFINED  1, 2, 3      20,000
ARVINMERITOR INC              COM               043353101   26,923    2,408,159 SH        SHARED-DEFINED  1, 2, 3   2,408,159
ATLAS ENERGY INC              COM               049298102  123,828    4,108,435 SH        SHARED-DEFINED  1, 2, 3   4,108,435
AUTOZONE INC                  COM               053332102   19,183      121,360 SH        SHARED-DEFINED  1, 2, 3     121,360
BANK OF AMERICA CORPORATION   COM               060505104   10,542      700,000 SH        SHARED-DEFINED  1, 2, 3     700,000
BARRETT BILL CORP             NOTE 5.000% 3/1   06846NAA2    2,888    3,000,000 PRN       SHARED-DEFINED  1, 2, 3   3,000,000
BURLINGTON NORTHN SANTA FE C  COM               12189T104    9,862      100,000 SH        SHARED-DEFINED  1, 2, 3     100,000
CABOT OIL & GAS CORP          COM               127097103    5,667      130,000 SH        SHARED-DEFINED  1, 2, 3     130,000
CENTURY ALUM CO               COM               156431108   48,992    3,026,084 SH        SHARED-DEFINED  1, 2, 3   3,026,084
CF INDS HLDGS INC             COM               125269100   26,285      289,546 SH        SHARED-DEFINED  1, 2, 3     289,546
CHESAPEAKE ENERGY CORP        COM               165167107   10,352      400,000 SH        SHARED-DEFINED  1, 2, 3     400,000
CHEVRON CORP NEW              COM               166764100   32,336      420,000 SH        SHARED-DEFINED  1, 2, 3     420,000
CINEMARK HOLDINGS INC         COM               17243V102    2,874      200,000 SH        SHARED-DEFINED  1, 2, 3     200,000
COCA COLA ENTERPRISES INC     COM               191219104    9,628      454,155 SH        SHARED-DEFINED  1, 2, 3     454,155
COMPUTER SCIENCES CORP        COM               205363104    3,452       60,000 SH        SHARED-DEFINED  1, 2, 3      60,000
CROWN CASTLE INTL CORP        COM               228227104   84,487    2,164,106 SH        SHARED-DEFINED  1, 2, 3   2,164,106
CROWN HOLDINGS INC            COM               228368106   30,836    1,205,485 SH        SHARED-DEFINED  1, 2, 3   1,205,485
CSX CORP                      COM               126408103    9,994      206,097 SH        SHARED-DEFINED  1, 2, 3     206,097
CVS CAREMARK CORPORATION      COM               126650100   24,013      745,525 SH        SHARED-DEFINED  1, 2, 3     745,525
DANA HOLDING CORP             COM               235825205   26,776    2,470,100 SH        SHARED-DEFINED  1, 2, 3   2,470,100
DECKERS OUTDOOR CORP          COM               243537107    2,034       20,000 SH        SHARED-DEFINED  1, 2, 3      20,000
DEVELOPERS DIVERSIFIED RLTY   NOTE 3.500% 8/1   251591AQ6   22,413   23,500,000 PRN       SHARED-DEFINED  1, 2, 3  23,500,000
DEVELOPERS DIVERSIFIED RLTY   NOTE 3.000% 3/1   251591AS2   13,387   14,700,000 PRN       SHARED-DEFINED  1, 2, 3  14,700,000
DEVON ENERGY CORP NEW         COM               25179M103   45,570      620,000 SH        SHARED-DEFINED  1, 2, 3     620,000
DOMTAR CORP                   COM NEW           257559203   45,066      813,325 SH        SHARED-DEFINED  1, 2, 3     813,325
E TRADE FINANCIAL CORP        COM               269246104    4,345    2,469,000 SH        SHARED-DEFINED  1, 2, 3   2,469,000
EAGLE BULK SHIPPING INC       COM               Y2187A101    2,431      491,100 SH        SHARED-DEFINED  1, 2, 3     491,100
ENCORE ACQUISITION CO         COM               29255W100   32,351      673,698 SH        SHARED-DEFINED  1, 2, 3     673,698
ENERGY XXI (BERMUDA) LTD      COM SHS           G10082108    3,325    1,439,300 SH        SHARED-DEFINED  1, 2, 3   1,439,300
FIDELITY NATIONAL FINANCIAL   CL A              31620R105    9,305      691,275 SH        SHARED-DEFINED  1, 2, 3     691,275
FORESTAR GROUP INC            COM               346233109    3,105      141,262 SH        SHARED-DEFINED  1, 2, 3     141,262
GOLDMAN SACHS GROUP INC       COM               38141G104   52,340      310,000 SH        SHARED-DEFINED  1, 2, 3     310,000
GOODYEAR TIRE & RUBR CO       COM               382550101    7,364      522,270 SH        SHARED-DEFINED  1, 2, 3     522,270
GRAFTECH INTL LTD             COM               384313102   34,545    2,221,553 SH        SHARED-DEFINED  1, 2, 3   2,221,553
HESS CORP                     COM               42809H107   32,724      540,900 SH        SHARED-DEFINED  1, 2, 3     540,900
INGERSOLL-RAND PLC            SHS               G47791101    8,310      232,500 SH        SHARED-DEFINED  1, 2, 3     232,500
INTEL CORP                    COM               458140100   11,081      543,200 SH        SHARED-DEFINED  1, 2, 3     543,200
INTERNET BRANDS INC           COM CLASS A       460608102    1,044      133,300 SH        SHARED-DEFINED  1, 2, 3     133,300
INTL PAPER CO                 COM               460146103   49,730    1,857,000 SH        SHARED-DEFINED  1, 2, 3   1,857,000
JPMORGAN CHASE & CO           COM               46625H100   55,304    1,327,200 SH        SHARED-DEFINED  1, 2, 3   1,327,200
KAR AUCTION SVCS INC          COM               48238T109    1,931      140,000 SH        SHARED-DEFINED  1, 2, 3     140,000
KKR FINANCIAL HLDGS LLC       COM               48248A306   37,321    6,434,704 SH        SHARED-DEFINED  1, 2, 3   6,434,704
KKR FINANCIAL HLDGS LLC       NOTE 7.000% 7/1   48248AAB4   24,002   25,983,000 PRN       SHARED-DEFINED  1, 2, 3  25,983,000
LEAR CORP                     COM NEW           521865204   44,545      658,563 SH        SHARED-DEFINED  1, 2, 3     658,563
LINCOLN NATL CORP IND         COM               534187109   25,426    1,021,928 SH        SHARED-DEFINED  1, 2, 3   1,021,928
LOWES COS INC                 COM               548661107   16,385      700,500 SH        SHARED-DEFINED  1, 2, 3     700,500
MASTERCARD INC                CL A              57636Q104   38,985      152,296 SH        SHARED-DEFINED  1, 2, 3     152,296
METROPCS COMMUNICATIONS INC   COM               591708102   16,225    2,126,492 SH        SHARED-DEFINED  1, 2, 3   2,126,492
MFA FINANCIAL INC             COM               55272X102    6,224      846,753 SH        SHARED-DEFINED  1, 2, 3     846,753
MICRON TECHNOLOGY INC         COM               595112103    3,168      300,000 SH        SHARED-DEFINED  1, 2, 3     300,000
MONSANTO CO NEW               COM               61166W101    1,635       20,000 SH        SHARED-DEFINED  1, 2, 3      20,000
NAVISTAR INTL CORP NEW        COM               63934E108   32,829      849,400 SH        SHARED-DEFINED  1, 2, 3     849,400
NBT BANCORP INC               COM               628778102    4,222      207,268 SH        SHARED-DEFINED  1, 2, 3     207,268
NBTY INC                      COM               628782104    7,991      183,524 SH        SHARED-DEFINED  1, 2, 3     183,524
NOBLE CORPORATION BAAR        NAMEN -AKT        H5833N103   24,597      604,356 SH        SHARED-DEFINED  1, 2, 3     604,356
PALL CORP                     COM               696429307      724       20,000 SH        SHARED-DEFINED  1, 2, 3      20,000
PENN VA CORP                  NOTE 4.500%11/1   707882AA4   19,026   20,000,000 PRN       SHARED-DEFINED  1, 2, 3  20,000,000
POTASH CORP SASK INC          COM               73755L107    3,255       30,000 SH        SHARED-DEFINED  1, 2, 3      30,000
PROLOGIS                      NOTE 2.250% 4/0   743410AQ5   12,971   14,000,000 PRN       SHARED-DEFINED  1, 2, 3  14,000,000
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297   30,926      620,000 SH        SHARED-DEFINED  1, 2, 3     620,000
RADIAN GROUP INC              COM               750236101    1,462      200,000 SH        SHARED-DEFINED  1, 2, 3     200,000
RANGE RES CORP                COM               75281A109    6,979      140,000 SH        SHARED-DEFINED  1, 2, 3     140,000
REGAL ENTMT GROUP             CL A              758766109    1,444      100,000 SH        SHARED-DEFINED  1, 2, 3     100,000
RETAIL VENTURES INC           COM               76128Y102      445       50,000 SH        SHARED-DEFINED  1, 2, 3      50,000
SCHWEITZER-MAUDUIT INTL INC   COM               808541106    8,286      117,783 SH        SHARED-DEFINED  1, 2, 3     117,783
SILVER WHEATON CORP           COM               828336107   22,455    1,495,000 SH        SHARED-DEFINED  1, 2, 3   1,495,000
SLM CORP                      COM               78442P106    8,166      724,601 SH        SHARED-DEFINED  1, 2, 3     724,601
SPDR GOLD TRUST               GOLD SHS          78463V107   40,264      375,213 SH        SHARED-DEFINED  1, 2, 3     375,213
STEEL DYNAMICS INC            COM               858119100    3,544      200,000 SH        SHARED-DEFINED  1, 2, 3     200,000
TEMPLE INLAND INC             COM               879868107    8,972      425,000 SH        SHARED-DEFINED  1, 2, 3     425,000
TENNECO INC                   COM               880349105   10,317      581,917 SH        SHARED-DEFINED  1, 2, 3     581,917
TERRA INDS INC                COM               880915103   12,110      376,200 SH        SHARED-DEFINED  1, 2, 3     376,200
THERMO FISHER SCIENTIFIC INC  COM               883556102      967       20,282 SH        SHARED-DEFINED  1, 2, 3      20,282
TIME WARNER CABLE INC         COM               88732J207   12,417      300,000 SH        SHARED-DEFINED  1, 2, 3     300,000
TRANSOCEAN LTD                REG SHS           H8817H100   65,657      792,954 SH        SHARED-DEFINED  1, 2, 3     792,954
TYCO INTERNATIONAL LTD        SHS               H89128104    8,920      250,000 SH        SHARED-DEFINED  1, 2, 3     250,000
UAL CORP                      NOTE 4.500% 6/3   902549AH7   28,400   32,000,000 SH        SHARED-DEFINED  1, 2, 3  32,000,000
UNION PAC CORP                COM               907818108   27,247      426,400 SH        SHARED-DEFINED  1, 2, 3     426,400
VALE S A                      ADR REPSTG PFD    91912E204   39,712    1,600,000 SH        SHARED-DEFINED  1, 2, 3   1,600,000
VISA INC                      COM CL A          92826C839   16,827      192,400 SH        SHARED-DEFINED  1, 2, 3     192,400
WALTER ENERGY INC             COM               93317Q105    7,358       97,700 SH        SHARED-DEFINED  1, 2, 3      97,700
XTO ENERGY INC                COM               98385X106   39,685      852,883 SH        SHARED-DEFINED  1, 2, 3     852,883
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